Label	Element	Value
Leverage Shares 2X Long HOOD Daily ETF | Robinhood Markets, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	200.00%